Property, plant and equipment - Property, plant and equipment, Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	$ 23,165	$ 17,963
CAPEX	9,905	9,632	$ 6,396
Property, plant and equipment at end of period	28,538	23,165	17,963
Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	61,157	51,149
CAPEX		9,632
Currency translation adjustments		1,430
Decreases		(1,054)
Property, plant and equipment at end of period		61,157	51,149
Gross carrying value | PP&E without materials
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	61,157
Increase for Tuves Paraguay acquisition	171
CAPEX	9,905
Currency translation adjustments	1,775
Decreases	(870)
Property, plant and equipment at end of period	72,138	61,157
Gross carrying value | Land
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	151	149
Currency translation adjustments	2	2
Property, plant and equipment at end of period	153	151	149
Gross carrying value | Building
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,877	1,771
Currency translation adjustments	12	11
Transfers and reclassifications	103	95
Property, plant and equipment at end of period	1,992	1,877	1,771
Gross carrying value | Tower and pole
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,697	1,238
Currency translation adjustments	103	82
Transfers and reclassifications	188	377
Property, plant and equipment at end of period	1,988	1,697	1,238
Gross carrying value | Transmission equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	8,010	6,880
CAPEX	66	64
Currency translation adjustments	189	147
Transfers and reclassifications	1,301	959
Decreases	(58)	(40)
Property, plant and equipment at end of period	9,508	8,010	6,880
Gross carrying value | Mobile network access
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	8,443	5,242
CAPEX	26	128
Currency translation adjustments	329	250
Transfers and reclassifications	2,072	3,435
Decreases	(467)	(612)
Property, plant and equipment at end of period	10,403	8,443	5,242
Gross carrying value | External wiring
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	11,529	10,208
Transfers and reclassifications	1,927	1,407
Decreases	(1)	(86)
Property, plant and equipment at end of period	13,455	11,529	10,208
Gross carrying value | Switching equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	8,916	7,791
CAPEX	64	75
Currency translation adjustments	331	272
Transfers and reclassifications	255	830
Decreases		(52)
Property, plant and equipment at end of period	9,566	8,916	7,791
Gross carrying value | Power equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,727	1,449
Currency translation adjustments	76	60
Transfers and reclassifications	285	220
Decreases	(2)	(2)
Property, plant and equipment at end of period	2,086	1,727	1,449
Gross carrying value | Computer equipment and systems
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	11,401	9,663
CAPEX	56	28
Currency translation adjustments	518	408
Transfers and reclassifications	1,311	1,304
Decreases	(36)	(2)
Property, plant and equipment at end of period	13,250	11,401	9,663
Gross carrying value | Telephony equipment and instruments
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	845	806
CAPEX	4
Currency translation adjustments	3	3
Transfers and reclassifications	51	37
Decreases		(1)
Property, plant and equipment at end of period	903	845	806
Gross carrying value | Handsets lent to customers at no cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	543	505
Increase for Tuves Paraguay acquisition	171
CAPEX	56	54
Currency translation adjustments	97	99
Decreases	(50)	(115)
Property, plant and equipment at end of period	817	543	505
Gross carrying value | Equipment lent to customers at no cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	267	190
CAPEX	224	150
Transfers and reclassifications	10	3
Decreases	(126)	(76)
Property, plant and equipment at end of period	375	267	190
Gross carrying value | Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	429	380
CAPEX	130	56
Currency translation adjustments	9	7
Decreases	(23)	(14)
Property, plant and equipment at end of period	545	429	380
Gross carrying value | Furniture
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	202	165
CAPEX	3	2
Currency translation adjustments	11	9
Transfers and reclassifications	18	26
Property, plant and equipment at end of period	234	202	165
Gross carrying value | Installations
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,172	905
Currency translation adjustments	17	15
Transfers and reclassifications	324	252
Property, plant and equipment at end of period	1,513	1,172	905
Gross carrying value | Improvements in third parties buildings
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	755	574
CAPEX	4	8
Currency translation adjustments	53	40
Transfers and reclassifications	55	133
Property, plant and equipment at end of period	867	755	574
Gross carrying value | Special projects
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	89	77
Transfers and reclassifications	32	12
Property, plant and equipment at end of period	121	89	77
Gross carrying value | Construction in progress
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,915	3,015
CAPEX	9,237	9,022
Currency translation adjustments	25	22
Transfers and reclassifications	(7,932)	(9,090)
Decreases	(107)	(54)
Property, plant and equipment at end of period	4,138	2,915	3,015
Gross carrying value | Asset retirement obligations
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	189	141
CAPEX	35	45
Currency translation adjustments		3
Property, plant and equipment at end of period	$ 224	$ 189	$ 141